Financial assets, liabilities and financial result (excluding Orange Bank) - Other gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	€ (1,341)	€ (1,274)	€ (1,407)
Gains (losses) on assets contributing to net financial debt	9	11	23
Foreign exchange gain (loss)	(4)	(63)	(149)
Finance costs, net	(1,362)	(1,715)	(2,097)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,341)	(1,274)	(1,407)
Gains (losses) on assets contributing to net financial debt	9	11	23
Finance costs, costs of net financial debt	(1,332)	(1,263)	(1,384)
Foreign exchange gain (loss)	(4)	(63)	(149)
Other net financial expenses	(26)	(389)	(564)
Finance costs, net	(1,362)	(1,715)	(2,097)
Other comprehensive income	(89)	69	(304)
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	9	11	23
Finance costs, costs of net financial debt	9	11	23
Foreign exchange gain (loss)	(17)	(54)	(334)
Other net financial expenses	16	(346)	(509)
Other comprehensive income	(22)	20	(4)
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,395)	(1,357)	(1,468)
Finance costs, costs of net financial debt	(1,395)	(1,357)	(1,468)
Foreign exchange gain (loss)	(353)	1,217	130
Other comprehensive income			61
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	54	83	61
Finance costs, costs of net financial debt	54	83	61
Foreign exchange gain (loss)	366	(1,226)	55
Other comprehensive income	(67)	49	(361)
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ (42)	€ (43)	€ (55)